Derivative financial instruments (Analysis of contractual cash inflows (outflows) of major derivative financial instruments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	¥ 333,692	¥ 378,323
Derivative financial liabilities, Carrying amounts	210,664	334,738
Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	330,966	264,535
Derivative financial liabilities, Carrying amounts	11,794	164,464
Derivative financial assets (net settlement), Contractual cash flows	330,966	264,535
Derivative financial liabilities (net settlement), Contractual cash flows	(11,794)	(164,464)
Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	0	107,907
Derivative financial liabilities, Carrying amounts	68,102	454
Derivative financial assets - inflows, Contractual cash flows		2,118,946
Derivative financial assets - outflows, Contractual cash flows		(2,009,205)
Derivative financial assets (net settlement), Contractual cash flows		109,741
Derivative financial liabilities - inflows, Contractual cash flows	2,509,363	527,939
Derivative financial liabilities - outflows, Contractual cash flows	(2,568,034)	(528,454)
Derivative financial liabilities (net settlement), Contractual cash flows	(58,671)	(515)
Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	2,726	5,881
Derivative financial liabilities, Carrying amounts	125	619
Derivative financial assets (net settlement), Contractual cash flows	2,726	5,881
Derivative financial liabilities (net settlement), Contractual cash flows	(125)	(619)
Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	130,643	169,201
Derivative financial liabilities (net settlement), Contractual cash flows	(154,367)	(228,905)
Within 1 year [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	255,638	193,194
Derivative financial liabilities (net settlement), Contractual cash flows	(9,768)	(132,792)
Within 1 year [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows		1,488,071
Derivative financial assets - outflows, Contractual cash flows		(1,407,606)
Derivative financial assets (net settlement), Contractual cash flows		80,465
Derivative financial liabilities - inflows, Contractual cash flows	2,041,812	475,881
Derivative financial liabilities - outflows, Contractual cash flows	(2,083,441)	(476,104)
Derivative financial liabilities (net settlement), Contractual cash flows	(41,629)	(223)
Within 1 year [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	2,726	5,881
Derivative financial liabilities (net settlement), Contractual cash flows	(125)	(619)
Within 1 year [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(82,533)	(113,563)
Cash flows, Between 1 and 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	75,328	71,341
Derivative financial liabilities (net settlement), Contractual cash flows	(2,026)	(31,672)
Cash flows, Between 1 and 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows		630,875
Derivative financial assets - outflows, Contractual cash flows		(601,599)
Derivative financial assets (net settlement), Contractual cash flows		29,276
Derivative financial liabilities - inflows, Contractual cash flows	467,551	52,058
Derivative financial liabilities - outflows, Contractual cash flows	(484,593)	(52,350)
Derivative financial liabilities (net settlement), Contractual cash flows	(17,042)	(292)
Cash flows, Between 1 and 5 years [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, Between 1 and 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(71,834)	(115,342)
Cash flows, After 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows		0
Derivative financial assets - outflows, Contractual cash flows		0
Derivative financial assets (net settlement), Contractual cash flows		0
Derivative financial liabilities - inflows, Contractual cash flows	0	0
Derivative financial liabilities - outflows, Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	¥ 0	¥ 0